Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment estimated useful lives	Shorter of the useful lives or the lease term
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment estimated useful lives, term	2 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment estimated useful lives, term	3 years
Furniture and office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment estimated useful lives, term	3 years
Furniture and office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property and equipment estimated useful lives, term	5 years